Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-based Compensation
Stock-based Compensation
The 2004 Incentive Compensation and Stock Plan (the Plan) was approved on May 24, 2004. Any employee of our company or an affiliate or a person who is a member of our Board of Directors or the board of directors of an affiliate is eligible to participate in the Plan if the Compensation Committee of the Board of Directors (the Administrator), in its sole discretion, determines that such person has contributed significantly or can be expected to contribute significantly to the profits or growth of our company or its affiliates (each, a participant). Under the terms of the Plan, we may grant participants stock awards, incentive awards, or options (which may be either incentive stock options or nonqualified stock options), or stock appreciation rights (SARs), which may be granted with a related option. Stock options entitle the participant to purchase a specified number of shares of our common stock at a price that is fixed by the Administrator at the time the option is granted; provided, however, that the price cannot be less than the shares’ fair market value on the date of grant. The maximum period in which an option may be exercised is fixed by the Administrator at the time the option is granted but, in the case of an incentive stock option, cannot exceed ten years.
The maximum aggregate number of shares of our common stock that may be issued under the Plan is 1,500,000. During 2012, 13,178 shares of our common stock were issued under the Plan resulting in 1,438,157 shares being available for grant at December 31, 2012. No participant may be granted or awarded, in any calendar year, shares, options, or SARs covering more than 200,000 shares of our common stock in the aggregate. For purposes of this limitation and the individual limitation on the grant of options, an option and corresponding SAR are treated as a single award.
Of the 13,178 shares of common stock issued during 2012 under the Plan, 828 shares were to six of our non-employee directors with an aggregate fair value of $186 thousand at the issue date of July 2, 2012. The fair value of the shares was based on the closing price of our common stock on the day prior to the date of issue. We recognized expense of $186 thousand related to the issuance of this common stock.
The remaining 12,350 shares issued during 2012 under the Plan related to a restricted stock award granted on September 4, 2012. Of the shares issued under this award, 11,940 are subject to a three-year vesting period. The remaining 410 shares issued under this award vested immediately; however the stock may not be sold or otherwise transferred until September 4, 2013. The total fair value of restricted stock which was vested in 2012 was $100 thousand.
The fair value was calculated based on the closing price of our common stock on the date of grant. As award recipients are entitled to receive dividends during the vesting period, we made no adjustment to the fair value of the award for dividends. We also assumed a forfeiture rate of zero based on historical and expected future employee turnover.
A summary of activity during 2012 related to NewMarket’s restricted stock award is presented below in whole shares:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested restricted stock awards at January 1, 2012	0	$0.00
Granted in 2012	12,350	246.93
Vested in 2012	410	246.93
Forfeited in 2012	0	0.00
Nonvested restricted stock awards at December 31, 2012	11,940	246.93

We have neither granted nor modified any stock option awards in 2012, 2011, or 2010, and there were no stock options outstanding during 2012. The total intrinsic value of options exercised was $3 million for 2011 and $2 million for 2010.
We recognized compensation expense of $400 thousand in 2012, $2.9 million in 2011, and $2.8 million in 2010 related to restricted stock awards. At December 31, 2012, total unrecognized compensation expense related to nonvested restricted stock awards was $2.6 million, which is expected to be recognized over a period of 2.7 years.
We recognized a tax benefit related to the compensation expense from restricted stock awards of $100 thousand in 2012 and $900 thousand in both 2011 and 2010.